Financial risk management - Summary of group's exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Insurance contracts assets-
Life insurance issued	S/ 57,182	S/ 18,602
Insurance contracts liabilities-
Life insurance issued	(13,058,772)	(12,522,352)
Life reinsurance held	(16,776)	(6,354)
Financial assets at fair value through profit or loss	2,086,869	1,919,768
Financial assets, debt instruments measured at fair value through other comprehensive income	21,662,651	20,724,892
Debt instruments at amortized cost	70,078,996	67,579,297
Interest rate risk [member]
Insurance contracts assets-
Life insurance issued	17,078	18,602
Insurance contracts liabilities-
Life insurance issued	(13,058,772)	(12,522,352)
Life reinsurance held	(4,482)	(1,968)
Financial assets at fair value through profit or loss	574,220	376,649
Financial assets, debt instruments measured at fair value through other comprehensive income	13,952,057	13,268,028
Debt instruments at amortized cost	25,904	24,838
Total	S/ 27,632,513	S/ 26,212,437